Prospectus Supplement dated December 4, 2009
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
AIM Select Equity Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” of the prospectus:
“Investment decisions for the fund are made by the investment management team at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Jeremy Lefkowitz, Portfolio Manager and lead manager of Invesco Institutional’s Global Quantative Equity Portfolio Management Team, who has been responsible for the fund since 2008 and has been associated with Invesco Institutional and/or its affiliates since 1982.

•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.

•	Daniel Kostyk, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Institutional and/or its affiliates since 1995.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Institutional and/or its affiliates since 1995.

•	Anthony Munchak, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Institutional and/or its affiliates since 2000.

•	Francis Orlando, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Institutional and/or its affiliates since 1987.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.
              The portfolio managers are assisted by Invesco Institutional’s Global Quantitative Equity Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time. More information on the portfolio managers may be found on the advisor’s website http://www.invescoaim.com. The website is not part of this prospectus.
              The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”

Statement of Additional Information Supplement dated December 4, 2009
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
AIM Basic Balanced Fund
AIM European Small Company Fund
AIM Global Core Equity Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — AIM Select Equity Fund” on pages H-2 and H-3 of the Statement of Additional Information. The following table reflects information as of December 31, 2008 (except as noted):

		Other Registered Mutual		Other Pooled Investment				Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets				Managed
	Range of	millions)		in millions)				(assets in millions)
	Investments	Number		Number				Number
“Portfolio	in Each	of		of				of
Manager	Fund[1]	Accounts	Assets	Accounts		Assets		Accounts		Assets
AIM Select Equity Fund
Ralph Coutant[2]	None	1	$99.7	18	[3]	$659.9	[3]	116	[4]	$8,439.1	[4]
Daniel Kostyk	None	4	$327.1	3		$60.2		34	[5]	$2,009.6	[5]
Jeremy Lefkowitz	None	5	$436.3	19	[6]	$595.4	[6]	146	[7]	$9,870.3	[7]
Glen Murphy	None	4	$327.1	3		$60.2		34	[5]	$2,009.6	[5]
Anthony Munchak	None	4	$327.1	3		$60.2		34	[5]	$2,009.6	[5]
Francis Orlando	None	4	$327.1	3		$60.2		34	[5]	$2,009.6	[5]
Anthony Shufflebotham[2]	$1-$10,000	1	$99.7	18	[3]	$659.9	[3]	116	[4]	$8,439.1	[4]

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]	Mr. Coutant and Mr. Shufflebotham began serving as portfolio manager on AIM Select Equity Fund on December 4, 2009. Information for Mr. Coutant and Mr. Shufflebotham has been provided as of October 31, 2009.

[3]	This amount includes 2 funds that pay performance-based fees with $24.0 M in total assets under management.

[4]	This amount includes 13 funds that pay performance-based fees with $1,971.3 M in total assets under management.

[5]	This amount includes 5 funds that pay performance-based fees with $273.3 M in total assets under management.

[6]	This amount includes 3 funds that pay performance-based fees with $53.7 M in total assets under management.

[7]	This amount includes 22 funds that pay performance-based fees with $2,438.0 M in total assets under management.